Debt (Export credit facilities) (Details) - Export credit facilities - Secured	12 Months Ended
Dec. 31, 2020
Minimum
Debt Instrument [Line Items]
Debt instrument term	10 years
Maximum
Debt Instrument [Line Items]
Debt instrument term	12 years